Schedule of Investments
(unaudited)
September 30, 2025
BlackRock International V.I. Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Canada — 4.4%
Teck Resources Ltd. , Class B ..... 28,437 $ 1,247,452
Toronto-Dominion Bank (The) ..... 24,685 1,973,807
3,221,259
China — 7.1%
Alibaba Group Holding Ltd. , ADR
(a)
.. 14,854 2,654,856
Tencent Holdings Ltd. ........... 29,900 2,547,767
5,202,623
Denmark — 2.4%
Novo Nordisk A/S , Class B ....... 31,781 1,769,619
Finland — 2.1%
Kone OYJ , Class B ............ 22,298 1,520,928
France — 7.1%
Air Liquide SA ................ 12,767 2,660,089
Cie de Saint-Gobain SA ......... 9,972 1,080,482
EssilorLuxottica SA ............ 4,655 1,516,384
5,256,955
Germany — 5.4%
Deutsche Telekom AG (Registered) . 40,562 1,381,926
SAP SE .................... 9,708 2,599,484
3,981,410
India — 3.3%
Axis Bank Ltd. ................ 94,086 1,198,604
HDFC Bank Ltd. .............. 117,742 1,261,806
2,460,410
Italy — 2.8%
FinecoBank Banca Fineco SpA .... 96,638 2,097,397
Japan — 7.1%
Honda Motor Co. Ltd.
(a)
.......... 113,000 1,166,084
Keyence Corp. ............... 4,400 1,639,268
Sony Group Corp. ............. 83,200 2,391,726
5,197,078
Netherlands — 11.5%
ASM International NV ........... 3,253 1,962,046
ASR Nederland NV ............ 19,428 1,322,062
Koninklijke KPN NV ............ 465,708 2,235,184
Shell plc .................... 82,132 2,945,865
8,465,157
Singapore — 1.8%
United Overseas Bank Ltd. ....... 48,600 1,305,175
South Africa — 1.7%
Anglo American plc ............ 32,264 1,216,589
South Korea — 2.7%
Kia Corp. ................... 14,516 1,041,913
SK Hynix, Inc. ................ 3,710 919,702
1,961,615
Security
Shares
Shares Value
Spain — 5.3%
Banco Bilbao Vizcaya Argentaria SA . 120,337 $ 2,318,850
Industria de Diseno Textil SA ...... 29,259 1,619,305
3,938,155
Sweden — 5.2%
Assa Abloy AB , Class B ......... 53,758 1,871,202
Atlas Copco AB , Class A ......... 113,864 1,930,904
3,802,106
Switzerland — 4.5%
UBS Group AG (Registered) ...... 45,811 1,883,453
Zurich Insurance Group AG ....... 1,989 1,421,704
3,305,157
Taiwan — 7.2%
MediaTek, Inc. ................ 30,000 1,301,093
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 92,000 3,996,280
5,297,373
United Kingdom — 9.0%
AstraZeneca plc .............. 13,464 2,062,700
British American Tobacco plc ...... 26,711 1,420,686
RELX plc ................... 44,173 2,117,210
Taylor Wimpey plc ............. 731,165 1,015,756
6,616,352
United States — 8.9%
GE Aerospace ................ 4,067 1,223,435
Haleon plc .................. 306,277 1,378,302
Mastercard, Inc. , Class A ......... 2,577 1,465,823
Sanofi SA ................... 15,376 1,456,014
Waste Connections, Inc. ......... 6,040 1,061,828
6,585,402
Total Long-Term Investments — 99.5%
(Cost: $ 66,900,979 ) .............................. 73,200,760
Short-Term Securities
Money Market Funds — 5.5%
(b)(c)
BlackRock Cash Funds: Institutional,
SL Agency Shares , 4.26%
(d)
..... 3,782,191 3,784,082
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 4.01% ...... 307,062 307,062
Total Short-Term Securities — 5 .5%
(Cost: $ 4,091,428 ) .............................. 4,091,144
Total Investments — 105.0%
(Cost: $ 70,992,407 ) .............................. 77,291,904
Liabilities in Excess of Other Assets — (5.0) % ............ (3,695,255)
Net Assets — 100.0% .............................. $ 73,596,649
(a)
All or a portion of this security is on loan.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock International V.I. Fund
3
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 366,700 $ 3,417,855
(a)
$ — $ (188) $ (285) $ 3,784,082 3,782,191 $ 1,420
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 733,528 — (426,466)
(a)
— — 307,062 307,062 30,234 —
$ (188) $ (285) $ 4,091,144 $ 31,654 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock International V.I. Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada ............................................. $ 3,221,259 $ — $ — $ 3,221,259
China ............................................... 2,654,856 2,547,767 — 5,202,623
Denmark ............................................. — 1,769,619 — 1,769,619
Finland .............................................. — 1,520,928 — 1,520,928
France .............................................. — 5,256,955 — 5,256,955
Germany ............................................ — 3,981,410 — 3,981,410
India ............................................... — 2,460,410 — 2,460,410
Italy ................................................ — 2,097,397 — 2,097,397
Japan ............................................... — 5,197,078 — 5,197,078
Netherlands ........................................... — 8,465,157 — 8,465,157
Singapore ............................................ — 1,305,175 — 1,305,175
South Africa ........................................... — 1,216,589 — 1,216,589
South Korea .......................................... — 1,961,615 — 1,961,615
Spain ............................................... — 3,938,155 — 3,938,155
Sweden ............................................. — 3,802,106 — 3,802,106
Switzerland ........................................... — 3,305,157 — 3,305,157
Taiwan .............................................. — 5,297,373 — 5,297,373
United Kingdom ........................................ — 6,616,352 — 6,616,352
United States .......................................... 3,751,086 2,834,316 — 6,585,402
Short-Term Securities
Money Market Funds ...................................... 4,091,144 — — 4,091,144
$ 13,718,345 $ 63,573,559 $ — $ 77,291,904